Fair Value Measurement - Fair Value of Company's Fixed Rate Senior Notes and Junior Subordinated Debentures (Parenthetical) (Detail) (Ten Point Eight Seven Five Percentage Notes [Member])	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate on senior Notes	10.875%	10.875%
Estimated Fair Value [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Interest rate on senior Notes	10.875%	10.875%